Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

	December 31, 2023 $	December 31, 2022 $
Prepaid expenses	55	48
Capitalized contract costs	47	27
Deposits	31	34
Other current assets	20	29
Income taxes receivable	10	5
Foreign exchange contracts	6	1
	169	144